Financial instruments by category (Schedule of Financial Liabilities - contractual undiscounted cash flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 25,995	$ 25,923	$ 32,298
Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	708	1,829	$ 522
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	44,019	37,500
Lease liabilities	7,371	8,933
Trade payables	80,649	93,435
Customer advance payments	2,182	152,000
Non-derivative financial liabilities, undiscounted cash flows	134,929	293,697
Less than 1 year [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	708	1,829
Between 1 and 2 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	136,082	27,500
Lease liabilities	3,784	3,752
Trade payables	0	0
Customer advance payments	0	0
Non-derivative financial liabilities, undiscounted cash flows	139,866	31,252
Between 1 and 2 years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	0	0
Between 2 and 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	541,503	513,750
Lease liabilities	11,351	10,032
Trade payables	0	0
Customer advance payments	0	0
Non-derivative financial liabilities, undiscounted cash flows	552,854	523,782
Between 2 and 5 years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	0	0
Over 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	0	0
Lease liabilities	20,681	18,558
Trade payables	0	0
Customer advance payments	0	0
Non-derivative financial liabilities, undiscounted cash flows	20,681	18,558
Over 5 years [member] | Entities with joint control or significant influence over entity [member]
Disclosure of detailed information about financial instruments [line items]
To be paid to co-venturers	$ 0	$ 0